Income/ (Loss) per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income/ (loss)	$ 89,737	$ 13,047	$ (58,592)
Less:
Dividend declared on preferred shares Series B	(78)	(108)	(108)
Dividend declared on preferred shares Series D	(281)	(642)	(91)
Dividend declared on restricted shares	(245)	(385)	(105)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(4,337)	(541)	3,206
Net income/ (loss) attributable to common stockholders, basic	84,796	11,371	(55,690)
Plus:
Dividend declared on preferred shares Series B	78	0	0
Dividend declared on preferred shares Series D	281	0	0
Dividend declared on restricted shares	245	0	0
Undistributed income/ (loss) attributable to Series C participating preferred shares	0	541	0
Net income/ (loss) attributable to common stockholders, diluted	$ 85,400	$ 11,912	$ (55,690)
Denominator:
Denominator for basic net income/ (loss) per share - weighted average shares	150,025,086	147,606,448	98,085,189
Series A preferred stock	1,200,000	1,200,000	0
Series B preferred stock	156,893	0	0
Series C preferred stock	0	7,676,000	0
Series D preferred stock	647,758	0	0
Restricted shares	1,270,658	0	0
Denominator for diluted net income/ (loss) per share - adjusted weighted average shares	153,300,395	156,482,448	98,085,189
Basic net earnings / (loss) per share	$ 0.57	$ 0.08	$ (0.57)
Diluted net earnings / (loss) per share	$ 0.56	$ 0.08	$ (0.57)